UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21656

Name of Fund: BlackRock Energy and Resources Trust (BGR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Energy and

            Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Energy Equipment & Services – 19.3%
Baker Hughes, Inc. (a)	101,700	$4,996,521
Cameron International Corp. (a)(b)(c)	486,000	25,855,200
Core Laboratories NV (a)	91,900	9,762,537
Halliburton Co. (a)	600,000	22,068,000
National Oilwell Varco, Inc. (a)	396,100	29,303,478
Schlumberger Ltd. (a)	138,700	10,426,079
Superior Energy Services, Inc. (a)(b)(c)	205,300	5,853,103
Technip SA	176,800	16,655,027
Tecnicas Reunidas SA	254,500	9,252,732
Transocean Ltd. (a)	317,200	15,003,560
Weatherford International Ltd. (a)(b)	606,300	10,149,462

		159,325,699

Metals & Mining – 2.7%
Goldcorp, Inc. (a)	96,200	4,655,118
Pan American Silver Corp. (a)	177,100	4,052,048
Silver Wheaton Corp. (a)	377,000	13,424,970

		22,132,136

Oil, Gas & Consumable Fuels – 77.1%
Alpha Natural Resources, Inc. (a)(b)(c)	1,775,114	35,715,292
AltaGas Ltd.	513,100	15,494,832
Anadarko Petroleum Corp. (a)	454,400	36,679,168
Apache Corp. (a)	220,000	21,753,600
Bonanza Creek Energy, Inc. (b)	725,000	11,832,000
Cabot Oil & Gas Corp. (a)	394,600	12,587,740
Cheniere Energy, Inc. (a)(b)(c)	2,166,600	27,710,814
Chesapeake Midstream Partners LP	233,900	6,804,151
Cimarex Energy Co. (a)	161,300	9,416,694
Concho Resources, Inc. (a)(b)	73,100	7,796,846
Consol Energy, Inc. (a)	280,100	10,010,774
Crescent Point Energy Corp. (a)	336,400	15,385,763
Crew Energy, Inc. (a)(b)	890,200	12,162,900
DCP Midstream Partners LP	242,600	11,812,194
Denbury Resources, Inc. (a)(b)(c)	765,200	14,431,672
El Paso Corp.	623,900	16,764,193
Energy XXI (Bermuda) Ltd. (a)(b)	464,700	15,256,101
EQT Corp. (a)	497,100	25,113,492
EXCO Resources, Inc. (a)	623,300	4,899,138
Keyera Corp.	467,567	21,897,822
Kodiak Oil & Gas Corp. (a)(b)(c)	827,700	7,507,239
Kosmos Energy Ltd. (a)	1,041,500	13,081,240
Magnum Hunter Resources Corp. (a)(b)(c)	766,000	4,511,740
MarkWest Energy Partners LP (a)	415,700	24,093,972
NuVista Energy Ltd. (a)(b)	589,300	2,550,675
Occidental Petroleum Corp. (a)	381,400	38,052,278
ONEOK Partners LP (a)(c)	375,800	21,089,896
Pembina Pipeline Corp.	301,800	8,072,480
Petroleo Brasileiro SA - ADR	596,500	16,660,245
Plains All American Pipeline LP (a)	187,200	14,601,600
QEP Resources, Inc. (a)	215,400	6,169,056
Range Resources Corp. (a)	559,300	32,170,936
Royal Dutch Shell Plc, Class A - ADR (a)	253,700	18,104,032
SM Energy Co. (a)	83,900	6,089,462
Southwestern Energy Co. (a)(b)(c)	489,000	15,227,460
Targa Resources Partners LP	147,200	5,780,544
Trilogy Energy Corp.	194,400	6,058,642
Whiting Petroleum Corp. (a)(b)	846,000	42,376,140

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Williams Partners LP (a)	319,400	$19,927,366
		635,650,189

Total Common Stocks – 99.1%		817,108,024

Rights

Oil, Gas & Consumable Fuels – 0.0%
Magnum Hunter Resources Corp., Expires 08/29/2013(b)(c)	70,300	–

Total Long-Term Investments
(Cost – $690,915,604) – 99.1%		817,108,024

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (d)(f)	10,406,961	10,406,961

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.09% (d)(e)(f)	$23,885	23,884,718

Total Short-Term Securities
(Cost – $34,291,679) – 4.1%		34,291,679

Total Investments Before Outstanding Options Written
(Cost – $725,207,283*) – 103.2%		851,399,703

Options Written	Contracts

Exchange-Traded Call Options – (1.0)%
Alpha Natural Resources, Inc.:
Strike Price USD 25, Expires 2/20/12	637	(3,504)
Strike Price USD 23, Expires 3/19/12	2,470	(187,718)
Anadarko Petroleum Corp.:
Strike Price USD 75, Expires 2/20/12	330	(207,900)
Strike Price USD 77.50, Expires 2/20/12	330	(141,900)
Strike Price USD 85, Expires 2/20/12	100	(7,800)
Strike Price USD 80, Expires 3/19/12	830	(336,150)
Apache Corp., Strike Price USD 100, Expires 3/19/12	770	(292,600)
Baker Hughes, Inc.:
Strike Price USD 49, Expires 2/20/12	200	(28,600)
Strike Price USD 50, Expires 4/23/12	155	(43,322)
Cabot Oil & Gas Corp.:
Strike Price USD 38.75, Expires 2/20/12	460	(6,900)
Strike Price USD 42.50, Expires 2/20/12	300	(3,000)
Strike Price USD 35, Expires 4/23/12	620	(110,050)

JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options (continued)
Cameron International Corp.:
Strike Price USD 54, Expires 3/19/12	800	$(178,708)
Strike Price USD 55, Expires 4/23/12	800	(227,310)
Cheniere Energy, Inc.:
Strike Price USD 10, Expires 2/20/12	1,504	(428,640)
Strike Price USD 11, Expires 2/20/12	124	(24,800)
Strike Price USD 10, Expires 3/19/12	1,000	(320,000)
Strike Price USD 11, Expires 3/19/12	2,000	(505,000)
Strike Price USD 12, Expires 3/19/12	876	(164,250)
Strike Price USD 13, Expires 3/19/12	1,000	(140,000)
Strike Price USD 14, Expires 3/19/12	250	(25,000)
Strike Price USD 16, Expires 3/19/12	400	(18,000)
Cimarex Energy Co., Strike Price USD 60, Expires 3/19/12	195	(47,775)
Concho Resources, Inc.:
Strike Price USD 100, Expires 2/20/12	180	(137,700)
Strike Price USD 105, Expires 2/20/12	50	(19,750)
Strike Price USD 100, Expires 3/19/12	30	(28,500)
Strike Price USD 105, Expires 3/19/12	30	(18,600)
Consol Energy, Inc., Strike Price USD 40, Expires 2/20/12	920	(11,040)
Core Laboratories NV, Strike Price USD 120, Expires 2/20/12	330	(11,550)
Crescent Point Energy Corp., Strike Price CAD 47, Expires 3/19/12	1,180	(38,247)
Crew Energy, Inc., Strike Price CAD 13, Expires 3/19/12	2,060	(215,718)
Denbury Resources, Inc.:
Strike Price USD 17, Expires 2/20/12	200	(40,000)
Strike Price USD 19, Expires 3/19/12	2,480	(260,400)
Energy XXI (Bermuda) Ltd.:
Strike Price USD 36, Expires 2/20/12	250	(12,500)
Strike Price USD 35, Expires 3/19/12	1,380	(175,950)
EQT Corp., Strike Price USD 55, Expires 3/19/12	500	(38,750)
EXCO Resources, Inc., Strike Price USD 11, Expires 2/20/12	935	(9,350)
Goldcorp, Inc., Strike Price USD 46, Expires 3/19/12	335	(118,925)
Halliburton Co., Strike Price USD 36, Expires 2/20/12	1,800	(290,700)
Kodiak Oil & Gas Corp.:
Strike Price USD 10, Expires 2/20/12	250	(4,375)
Strike Price USD 10, Expires 3/19/12	490	(23,275)
Kosmos Energy Ltd.:
Strike Price USD 13.50, Expires 3/26/12	335	(13,508)
Strike Price USD 15, Expires 4/23/12	500	(15,000)
Magnum Hunter Resources Corp., Strike Price USD 7.50, Expires 5/21/12	600	(18,000)
MarkWest Energy Partners LP:
Strike Price USD 55, Expires 2/20/12	300	(89,250)
Strike Price USD 55, Expires 3/19/12	1,156	(352,580)
National Oilwell Varco, Inc.:
Strike Price USD 70, Expires 2/20/12	700	(346,500)
Strike Price USD 77.50, Expires 2/20/12	200	(18,300)
Strike Price USD 80, Expires 3/19/12	500	(61,250)
NuVista Energy Ltd., Strike Price CAD 5, Expires 4/23/12	1,030	(25,681)

Options Written	Contracts	Value

Exchange-Traded Call Options (concluded)
Occidental Petroleum Corp.:
Strike Price USD 95, Expires 2/20/12	240	$(138,600)
Strike Price USD 105, Expires 3/19/12	1,095	(183,412)
ONEOK Partners LP, Strike Price USD 55, Expires 4/23/12	250	(64,375)
Pan American Silver Corp., Strike Price USD 24, Expires 4/23/12	310	(49,600)
Plains All American Pipeline LP, Strike Price USD 77.50, Expires 3/19/12	600	(87,000)
QEP Resources, Inc., Strike Price USD 35, Expires 3/19/12	220	(11,000)
Range Resources Corp.:
Strike Price USD 65, Expires 2/20/12	1,055	(58,025)
Strike Price USD 62.50, Expires 3/19/12	905	(196,838)
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 75, Expires 2/20/12	650	(13,000)
Schlumberger Ltd.:
Strike Price USD 75, Expires 2/20/12	100	(20,500)
Strike Price USD 75, Expires 3/19/12	385	(125,125)
Silver Wheaton Corp.:
Strike Price USD 33, Expires 3/19/12	660	(239,250)
Strike Price USD 34, Expires 3/19/12	660	(196,020)
SM Energy Co.:
Strike Price USD 75, Expires 2/20/12	75	(10,875)
Strike Price USD 77.50, Expires 3/26/12	220	(56,757)
Southwestern Energy Co.:
Strike Price USD 34, Expires 2/20/12	730	(23,360)
Strike Price USD 35, Expires 2/20/12	730	(15,330)
Strike Price USD 34, Expires 3/19/12	250	(24,000)
Superior Energy Services, Inc., Strike Price USD 30, Expires 3/19/12	720	(93,600)
Transocean Ltd., Strike Price USD 50, Expires 3/19/12	700	(93,450)
Weatherford International Ltd., Strike Price USD 17, Expires 3/19/12	2,120	(213,060)
Whiting Petroleum Corp.:
Strike Price USD 50, Expires 2/20/12	358	(59,070)
Strike Price USD 52.50, Expires 2/20/12	342	(23,940)
Strike Price USD 55, Expires 2/20/12	800	(20,000)
Strike Price USD 52.50, Expires 3/19/12	660	(127,050)
Strike Price USD 55, Expires 3/19/12	800	(92,000)
Williams Partners LP:
Strike Price USD 60, Expires 3/19/12	500	(133,750)
Strike Price USD 65, Expires 3/19/12	300	(9,000)

Total Exchange-Traded Call Options		(8,222,313)

Over-the-Counter Call Options – (0.2)%
Bonanza Creek Energy, Inc.:
Strike Price USD 14.82, Expires 2/24/12, Broker Goldman Sachs & Co.	100,000	(160,650)
Strike Price USD 17, Expires 3/09/12, Broker Goldman Sachs & Co.	100,000	(46,900)
Cimarex Energy Co., Strike Price USD 66.04, Expires 2/22/12, Broker Morgan Stanley & Co., Inc.	37,000	(9,486)

2	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
DCP Midstream Partners LP, Strike Price USD 48.39, Expires 3/14/12, Broker Deutsche Bank Securities Corp.	73,000	$(115,729)
EQT Corp.:
Strike Price USD 57.25, Expires 2/09/12, Broker Citigroup Global Markets, Inc.	72,000	(227)
Strike Price USD 50.99, Expires 3/09/12, Broker Morgan Stanley & Co., Inc.	50,000	(91,902)
Kodiak Oil & Gas Corp., Strike Price USD 10.10, Expires 3/06/12, Broker Morgan Stanley & Co., Inc.	216,000	(70,682)
Kosmos Energy Ltd., Strike Price USD 14.17, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	100,000	(5,298)
Magnum Hunter Resources Corp.:
Strike Price USD 5.76, Expires 2/10/12, Broker Deutsche Bank Securities Corp.	135,000	(32,395)
Strike Price USD 6.19, Expires 2/24/12, Broker Morgan Stanley & Co., Inc.	60,000	(15,538)
ONEOK Partners LP:
Strike Price USD 58.88, Expires 2/24/12, Broker Deutsche Bank Securities Corp.	20,000	(4,319)
Strike Price USD 57.10, Expires 3/22/12, Broker Deutsche Bank Securities Corp.	85,900	(68,300)
Petroleo Brasileiro SA - ADR:
Strike Price USD 24.92, Expires 2/28/12, Broker UBS Securities LLC	122,500	(397,792)
Strike Price USD 25.67, Expires 2/28/12, Broker Goldman Sachs & Co.	35,000	(93,664)
Strike Price USD 28.26, Expires 3/12/12, Broker UBS Securities LLC	51,000	(45,407)
QEP Resources, Inc., Strike Price USD 30.01, Expires 2/07/12, Broker Deutsche Bank Securities Corp.	53,000	(8,109)

Options Written	Contracts	Value

Over-the-Counter Call Options (concluded)
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 73.48, Expires 2/08/12, Broker UBS Securities LLC	70,000	$(12,180)
Targa Resources Partners LP, Strike Price USD 39.17, Expires 2/24/12, Broker UBS Securities LLC	30,000	(29,147)
Technip SA, Strike Price EUR 73.75, Expires 2/29/12, Broker UBS Securities LLC	73,400	(171,578)
Tecnicas Reunidas SA, Strike Price EUR 25.25, Expires 2/03/12, Broker Morgan Stanley & Co., Inc.	89,000	(296,394)
Transocean Ltd., Strike Price USD 45.98, Expires 2/29/12, Broker Goldman Sachs & Co.	40,000	(102,708)
Trilogy Energy Corp., Strike Price CAD 32.01, Expires 4/10/12, Broker Morgan Stanley & Co., Inc.	68,000	(82,398)
Williams Partners LP, Strike Price USD 60, Expires 2/06/12, Broker Deutsche Bank Securities Corp.	25,000	(59,750)

Total Over-the-Counter Call Options		(1,920,553)

Total Options Written
(Premiums Received – $9,004,925) – (1.2)%		(10,142,866)

Total Investments Net of Outstanding Options Written – 102.0%		841,256,837
Liabilities in Excess of Other Assets – (2.0)%		(16,704,149)

Net Assets – 100.0%		$824,552,688

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$729,598,789

Gross unrealized appreciation	$190,616,706
Gross unrealized depreciation	(68,815,792)

Net unrealized appreciation	$121,800,914

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.
(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

(f)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Net Activity	Shares/ Beneficial Interest Held at January 31, 2012	Realized Gain	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	14,873,138	(4,466,177)	10,406,961	$412	$7,051

BlackRock Liquidity Series, LLC Money Market Series	$60,660,178	$(36,775,460)	$23,884,718	–	$41,598

•	Foreign currency exchange contracts as of January 31, 2012 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Depreciation
CAD 1,108,000	USD 1,111,431	RBS Securities, Inc.	2/02/12	$ (6,415)

•	For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

JANUARY 31, 2012	3

Schedule of Investments (concluded)	BlackRock Energy and Resources Trust (BGR)

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1- unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$133,417,940	$25,907,759	–	$159,325,699
Metals & Mining	22,132,136	–	–	22,132,136
Oil, Gas &
Consumable Fuels	635,650,189	–	–	635,650,189
Rights	–	–	–	–
Short-Term Securities	10,406,961	23,884,718	–	34,291,679

Total	$801,607,226	$49,792,477	–	$851,399,703

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(7,746,030)	$(2,396,836)	–	$(10,142,866)
Foreign Currency Contracts	(6,415)	–	–	(6,415)

Total	$(7,746,030)	$(2,396,836)	–	$(10,142,866)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Trust’s Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	EUR	Euro
	CAD	Canadian Dollar	USD	US Dollar

4	JANUARY 31, 2012

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

            Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Energy and Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: March 23, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Energy and Resources Trust

Date: March 23, 2012